Property, Plant and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Schedule of Property and Equipment, Net [Abstract]
Furniture, fixtures and equipment	$ 209,290	$ 204,204
Less: accumulated depreciation	(149,243)	(110,567)
Property and equipment, net	$ 60,047	$ 93,637